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
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                                                                        |         OMB APPROVAL       |
                                                                        |----------------------------
                                                                        |OMB Number:    3235-0006    |
                                                                        |Expires:  December 31, 2006 |
                                                                        |Estimated average burden    |
                                                                        |hours per response ... 22.8 |
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                                  UNITED STATES                         |         SEC USE ONLY       |
                       SECURITIES AND EXCHANGE COMMISSION               |----------------------------|
                             WASHINGTON, D.C. 20549                      ----------------------------

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended March 31, 2005.

        Check here if Amendment: /X/:  Amendment Number [1]

        This Amendment (Check only one):

                  / / is a restatement.
                  / / adds new holdings entries.

Name of Institutional Investment Manager filing this report:

          Polygon Investment Partners LLP
--------------------------------------------------------------------------------

          10 Duke of York Square,    London SW3 4LY    United Kingdom
--------------------------------------------------------------------------------

Form 13F File Number: 28-10987

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Cote Reporting Manager: Polygon Investment Partners LLP

Name: Sean Cote
Title: General Counsel
Phone: 011-44-207-901-8330

Signature, Place, and Date of Signing:

        /s/ Sean Cote
--------------------------------------------------------------------------------
[Signature]

        London, England
--------------------------------------------------------------------------------
[City, State]

        August 12, 2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
/ / 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
/ / 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              FORM 13 SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:
                                    2
--------------------------------------------------------------------------------
Form 13F Information Table Entry Total:
                                    1
--------------------------------------------------------------------------------
Form 13F Information Table Value Total:
                                    35,173 (X $1000)
--------------------------------------------------------------------------------

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

(01)
(28-10988)
Polygon Investment Partners L.P.

(02)
(28-10989)
Polygon Investment Ltd.

                           FORM 13F INFORMATION TABLE

Page 1 of 7       Name of Reporting Manager      POLYGON INVESTMENT PARTNERS LLP

   Column 1             Column 2     Column 3   Column 4         Column 5       Column 6  Column 7             Column 8
--------------       -------------- ----------  ---------  -------------------  --------  --------  ------------------------------
                                                                                                           VOTING AUTHORITY
                                                  VALUE     SHARES   SH  PUT/   INVSTMT    OTHER    ------------------------------
NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL   DSCRETN   MANAGERS    SOLE      SHARED     NONE
--------------       -------------- ----------  ---------  --------  ---------  --------  --------  ---------  --------  ---------
ASK JEEVES INC       COM             045174109      35173    1252600  SH          DEFINED     01:02   1252600         0          0